Income Taxes (Details) - Schedule of loss before Income Taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of loss before Income Taxes [Abstract]
Domestic	$ (381,935)	$ (11,895)	$ (17,848)
Foreign	(74,636)	4,751	9,634
Loss before income taxes	$ (456,571)	$ (7,144)	$ (8,214)